Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash dividends declared on common shares, per share	$ 2.5140	$ 1.1247	$ 0.6808
Common Shares, par value (USD per share)	1.00	$ 1	$ 1
Series B Preferred Stock
Preferred Stock, Dividends Per Share, Declared	$ 27.024
Voting Preferred Stock
Preference Shares authorized	5,000,000	5,000,000	5,000,000
Preferred Stock, Shares Issued	0	0	0
Serial Preferred Stock
Preference Shares authorized	20,000,000	20,000,000
Serial Preferred Stock | Series B Preferred Stock
Preferred Stock, Dividends Per Share, Declared	$ 27.024	$ 0.000	$ 0.000
Preferred Stock, No Par Value	$ 0	$ 0	$ 0
Preference Shares authorized	500,000.0	0
Preferred Stock, Shares Issued	500,000.0	0